Quarterly Results (Unaudited) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012		Sep. 23, 2012		Jun. 24, 2012		Mar. 25, 2012		Dec. 25, 2011		Sep. 25, 2011		Jun. 26, 2011		Mar. 27, 2011		Sep. 29, 2013	Sep. 23, 2012	Dec. 30, 2012		Dec. 25, 2011		Dec. 26, 2010
Schedule Of Quarterly Financial Information [Line Items]
Net sales	$ 572,455	$ 705,060		$ 567,905		$ 588,595		$ 616,925		$ 686,482		$ 574,746		$ 602,023		$ 606,311		$ 1,754,480	$ 1,773,425	$ 2,478,485		$ 2,469,562		$ 2,436,703
Cost of products sold	415,052	517,685		438,564		456,439		481,248		500,938		440,496		460,346		452,916		1,297,808	1,376,251	1,893,936		1,854,696		1,834,375
Gross profit	157,403	187,375		129,341		132,156		135,677		185,544		134,250		141,677		153,395		456,672	397,174	584,549		614,866		602,328
Net earnings (loss)	40,685	43,662		9,878		(10,560)		9,539		(87,524)		12,777		7,581		20,252		33,642	8,857	52,519		(46,914)		22,037
Net earnings per share Basic	$ 0.35	$ 0.54		$ 0.12		$ (0.13)		$ 0.12		$ (1.08)		$ 0.16		$ 0.09		$ 0.25		$ 0.32	$ 0.11	$ 0.65		$ (0.58)		$ 0.32
Weighted average shares outstanding-basic	115,590,396	80,202,000		81,218,162		82,235,000		81,267,000		81,273,000		81,296,000		81,338,000		81,357,000		103,921,211	81,237,056	81,230,630		81,315,848		68,434,982
Diluted	$ 0.35	$ 0.51		$ 0.11		$ (0.13)		$ 0.11		$ (1.08)		$ 0.15		$ 0.09		$ 0.23		$ 0.32	$ 0.10	$ 0.61		$ (0.58)		$ 0.30
Weighted average shares outstanding-diluted	116,347,508	85,482,000		86,444,890		87,559,000		86,492,000		81,273,000		86,489,000		86,582,000		86,621,000		105,978,368	86,460,856	86,494,546		81,315,848		73,638,195
Restructuring charges (see note 8)	2,709			2,677														7,825	8,211	12,031		8,021		9,387
Goodwill impairment charge Impairment charges										122,900	[1]	0	[1]	0	[1]	0	[1]					122,900	[1]
Redemption premium on the early extinguishment of debt				3,470		10,785												34,180	14,255	14,255		0		0
Other expense (income), net Tradename Impairment charges		520								25,300	[2]	0	[2]	0	[2]	0	[2]			520		25,300	[2]
Lehman Brothers Specialty Financing settlement (see Note 5)										0		0		8,500		0				0		8,500		0
Amortization of deferred mark-to-market on terminated swap (see Note 11)	0			0						434		473		507		705		0	444	444		2,119		3,295
Restructuring Charges [Member]
Schedule Of Quarterly Financial Information [Line Items]
Cost of products sold		9,432		14,078		3,537		2,152		3,884		3,280		7,567		2,865				29,199		17,596
Restructuring charges (see note 8)		1,417		465		914														2,796
Other Restructuring [Member]
Schedule Of Quarterly Financial Information [Line Items]
Cost of products sold		3,074	[3]	2,082	[3]	1,513	[3]	1,327	[3]											7,996	[3]
Other expense (income), net Tradename Impairment charges		520	[1]																	520	[1]
Aunt Jemima Product Recall [Member]
Schedule Of Quarterly Financial Information [Line Items]
Cost of products sold		$ (1,150)	[4]			$ (500)	[4]	$ 3,722	[4]	$ 1,145	[4]	$ 0	[4]	$ 0	[4]	$ 0	[4]			$ 2,072	[4]	$ 1,145	[4]

[1]	Goodwill impairment charges consist of the following: • Fourth quarter 2011-Goodwill Impairment charges of $51,700, $49,700 and $21,500 on the Frozen Breakfast, Private Label and Foodservice reporting units, respectively.
[2]	Tradename impairment charges consist of the following: • Fourth quarter 2012-$520 on Bernstein's. • Fourth quarter 2011-$23,700, $1,200 and $400 on the Aunt Jemima breakfast, Lender's and Bernstein's tradenames, respectively.
[3]	Restructuring related expenses include plant enhancement expenses, removal and transfer of equipment and consulting and engineering costs for restructuring projects.
[4]	On January 27, 2012 we issued a voluntary recall for certain Aunt Jemima frozen pancakes due to potential cross contamination with soy protein which may cause allergic reaction for people who have a soy allergy (See Note 12 for additional information).